Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements
3.	FAIR VALUE MEASUREMENTS
The Group’s short-term financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, short-term investments, other receivables included in prepayments and other current assets, loan receivables, payables and amounts due to related parties, except for those subject to fair value measurement, are recorded at costs less credit loss allowance when applicable, which approximate their fair values due to the short-term nature of these financial instruments. The carrying values of non-current
restricted cash, investments in debt securities, long-term time deposits, wealth management products with maturities more than one year and long-term receivables, except for those subject to fair value measurement, approximate their fair values as their interest rates are comparable to the prevailing interest rates in the market.
As of December 31, 2024 and 2025, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at a fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

As of December 31, 2024	Fair Value Measurement at Reporting Date Using
Description	Fair Value as of December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Wealth management products	1,725,051	—	1,725,051	—
Long-term time deposits and other investments:
Wealth management products	1,389,779	—	1,389,779	—
Available-for-sale debts securities	640,645	—	—	640,645

As of December 31, 2025	Fair Value Measurement at Reporting Date Using
Description	Fair Value as of December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments:
Wealth management products	2,623,667	—	2,623,667	—
Long-term time deposits and other investments:
Wealth management products	72,931	—	72,931	—
Available-for-sale debts securities	11,500	—	—	11,500
Accrued expenses and other current liabilities:
Contingent consideration in relation to business combination	43,000	—	—	43,000

Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:
Available-for
sale debt investments:

Amounts
RMB
Balance at December 31, 2023	830,966
Additions	142,060
Foreign currency translation adjustments	8,749
Net unrealized fair value change recognized in other comprehensive income	599
Accrued interest from convertible note	11,013
Impairment loss	(352,742)

Balance at December 31, 2024	640,645

Additions	122,079
Accrued interest from convertible note	16,642
Reclassed to investment in certain subsidiary	(763,975)
Foreign currency translation adjustments	(3,891)

Balance at December 31, 2025	11,500

Contingent consideration in relation to business combination:

Amounts
RMB
Balance at December 31, 2024	—
Additions	43,000

Balance at December 31, 2025	43,000

The fair value of wealth management products and exchange traded fund products are the suggested redemption price provided by the investment bank that sells such financial products. They are observable and market-based inputs but not quoted prices in active markets for identical assets. The total loss recognized for change in fair values are RMB20,904 for the years ended December 31, 2024. The total gain recognized for change in fair values is RMB12,938 and RMB116,162 for the year ended December 31, 2023 and 2025, respectively.
The investments in debt securities recorded in long-term time deposits and other investments are investments in redeemable preferred shares that are redeemable at the Group’s option and convertible debt instruments issued by certain private company (see note 10). These investments in private companies are classified as Level 3 in fair value hierarchy and measured by market approach or income approach using various unobservable inputs. The market approach takes into consideration several factors including but not limited to market multiple and discount of lack of marketability. The income approach takes into consideration a number of factors including management projection of discounted future cash flow of the investee as well as an appropriate discount rate. These factors are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on fair values. During the year ended December 31, 2023, 2024 and 2025, the Company recognized credit impairment of nil, RMB 352,742 and nil related to certain available-for-sale
debt investment.
The Group measures equity method investments at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include future performance projections, discount rate and other assumptions that are significant to the measurement of fair value. An impairment charge to these investments is recorded when the carry amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group’s equity investments without readily determinable fair values, which do not qualify for net asset value (“NAV”) practical expedient and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative under ASU
2016-01,
Recognition and Measurement of Financial Assets and Liabilities, (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus and minus changes resulting from observable price changes in orderly transactions for identical or similar investments. During the years ended December 31, 2023, 2024 and 2025, the Group did not recognize any impairment loss relating to its equity investments.
Certain
non-financial
assets are measured at fair value on a nonrecurring basis, including property and equipment, goodwill, intangible assets and operating lease right-of-use
assets and land use rights, and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance, discount rate, and other assumptions to the discounted cash flow valuation methodology. During the years ended December 31, 2023, 2024 and 2025, the Group did not recognize any non-financial
assets impairment.